SECURITIES ACT FILE NO. 33-52742

INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 91	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 92	[X]

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b) of Rule 485

[   ]  on (date), pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1)

[   ]  on (date), pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, dated February 10, 2017

PROSPECTUS

[            ], 2017

SUNAMERICA SERIES TRUST

(Class 3 Shares)

SA Large Cap Index Portfolio (formerly, Equity Index Portfolio)

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

PORTFOLIO SUMMARY: SA LARGE CAP INDEX PORTFOLIO (FORMERLY, EQUITY INDEX PORTFOLIO)

Investment Goal

The Portfolio’s investment goal is investment results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index (the “Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 3
Management Fees	0.40%
Service (12b-1) Fees	0.25%
Other Expenses(1)	[	]%
Total Annual Portfolio Operating Expenses	[	]%
Fee Waiver and/or Expense Reimbursement(2)	[0.11	]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	[	]%

(1)	“Other Expenses” are based on anticipated other expenses payable by Class 3 shares for the current fiscal year.
(2)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective December 1, 2015, SunAmerica Asset Management, LLC, (“SAAMCo” or the “Adviser”) is contractually waiving on an annual basis 0.11% of the Management Fees for the Portfolio through April 30, 2018. This waiver agreement will continue in effect indefinitely, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and the fee waivers remain in effect only for the period ending April 30, 2018. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 3 Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 90% of its net assets in common stocks included in the Index.

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PORTFOLIO SUMMARY: SA LARGE CAP INDEX PORTFOLIO (FORMERLY, EQUITY INDEX PORTFOLIO)

The Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

The Adviser may achieve the Portfolio’s objective by either investing in all or substantially all of the stocks included in the Index, a strategy known as “replication,” or, in the alternative, investing in a sampling of stocks included in the Index by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.

The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the Index and to reduce transaction costs.

Because the Portfolio may not always hold all of the stocks included in the Index, and because the Portfolio has expenses and the Index does not, the Portfolio will not duplicate the Index’s performance precisely. However, the Adviser believes there should be a close correlation between the Portfolio’s performance and that of the Index in both rising and falling markets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Failure to Match Index Performance. The ability of the Portfolio to replicate the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, and portfolio expenses. When the Portfolio employs a “replication” or “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.

“Passively Managed” Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the Portfolio’s strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other portfolios.

Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an

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PORTFOLIO SUMMARY: SA LARGE CAP INDEX PORTFOLIO (FORMERLY, EQUITY INDEX PORTFOLIO)

option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Index. Class 3 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 1 shares of the Portfolio, which are not offered in this Prospectus. The performance of Class 3 shares would be substantially similar to Class 1 shares and differ only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 3, 2010, SAAMCo assumed management of the Portfolio. Prior to October 3, 2010, FAF Advisors, Inc. managed the Portfolio.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.85% (quarter ended December 30, 2008). The year-to-date calendar return as of December 31, 2016 was 11.62%.

Average Annual Total Returns (For the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
Class 1 Shares	11.62%	14.00%	6.40%
S&P 500® Index	11.96%	14.66%	6.95%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo.

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PORTFOLIO SUMMARY: SA LARGE CAP INDEX PORTFOLIO (FORMERLY, EQUITY INDEX PORTFOLIO)

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Purchases and Sales of Portfolio Shares

Shares of the Portfolio may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of the Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. The prospectus (or other offering document) for your Variable Contract may contain additional information about purchases and redemptions of the Portfolio’s shares.

Tax Information

The Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements. Contract holders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Variable Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES AND INVESTMENT RISKS

In addition to the Portfolio’s principal investments discussed in the Portfolio Summary, the Portfolio may from time-to-time invest in additional securities and utilize various investment techniques. We have identified below those non-principal investments and the risks associated with such investments. Refer to the Glossary for a description of the risks.

In addition to the securities and techniques described herein, there are other securities and investment techniques in which the Portfolio may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Statement of Additional Information of SunAmerica Series Trust (the “Trust”), which you may obtain free of charge (see back cover).

Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

The principal investment goal and strategies for the Portfolio are non-fundamental and may be changed by the Board of Trustees (the “Board”) without investor approval. Shareholders will be given at least 60 days’ written notice in advance of any change to the Portfolio’s investment goal or to its investment strategy that requires 80% of its net assets to be invested in certain securities.

The Portfolio may make short-term investments; and may invest in registered investment companies, firm commitments and when-issued and delayed-delivery transactions. Additional risks that the Portfolio may be subject to are as follows:

•	Investment Company Risk
•	Medium-Sized Companies Risk

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GLOSSARY

Investment Terminology

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified securities are an index.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Exchange Traded Funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. The Portfolio’s ability to invest in ETFs is limited by the Investment Company Act.

A firm commitment is a buy order for delayed delivery in which the Portfolio agrees to purchase a security from a seller at a future date, stated price,

and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Income is interest payments from bonds or dividends from stocks.

Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolio and the index change over time. The Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside of a range.

“Net assets” when referred to under “Investment Goal and Principal Strategies” for the Portfolio takes into account borrowings for investment purposes.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. The Portfolio may purchase listed options on various indices in which the Portfolio may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

Registered investment companies are investments by the Portfolio in other investment companies which are registered in accordance with the federal securities laws.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses.

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GLOSSARY

When-issued securities, delayed delivery and forward commitment transactions. The Portfolio may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, the Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolio may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Risk Terminology

Affiliated Fund Rebalancing Risk – The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Derivatives Risk – A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

The Portfolio is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Portfolio must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivative instruments are held. Generally, under current law, the Portfolio must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, the Portfolio only needs to set aside liquid assets in an amount equal to the Portfolio’s daily marked-to-market net obligation rather than the contract’s full notional value. The Portfolio reserves the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.

Equity Securities Risk – This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Failure to Match Index Performance – The ability of the Portfolio to replicate the performance of an index that it tracks may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated,

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GLOSSARY

changes in the composition of the index, the amount and timing of cash flows into and out of the Portfolio, commissions, and portfolio expenses. When the Portfolio employs a “replication” or “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.

Investment Company Risk – The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk – The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s or subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Medium-Sized Companies Risk – Securities of medium-sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, medium-sized companies may be traded in over-the-counter markets as opposed to being traded on an exchange. Over-the-counter securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices.

“Passively Managed” Strategy Risk – The Portfolio, following a passively managed strategy, will not deviate from its investment strategy. In most cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. The Portfolio will not sell stocks in its portfolio and buy different stocks for other reasons, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

About the Index

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

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MANAGEMENT

Information about the Investment Adviser and Manager

SAAMCo serves as investment adviser and manager for all of the portfolios of the Trust. SAAMCo selects the subadvisers for the portfolios, manages the investments for certain portfolios, provides various administrative services and supervises the daily business affairs of each portfolio. SAAMCo is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $81 billion as of December 31, 2016. SAAMCo is a wholly-owned subsidiary of American General Life Insurance Company, and is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

SAAMCo has received an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

Shareholders of the Portfolio have the right to terminate an agreement with a subadviser for the Portfolio at any time by a vote of the majority of the outstanding voting securities of the Portfolio.

A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolio is available in the Trust’s Annual Report to shareholders for the period ended [January 31, 2017].

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series

Trust, Seasons Series Trust, SunAmerica Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

Management Fee. For the fiscal year ended January 31, 2017, the Portfolio paid SAAMCo a fee, before any advisory fee waivers, equal to [    ]% of its average daily net assets.

Waivers. Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective December 1, 2015 through April 30, 2018, the investment adviser, SAAMCo, is contractually obligated to waive 0.11% of its advisory fee on an annual basis with respect to the Portfolio. This waiver agreement will continue in effect indefinitely, unless terminated by the Board of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Information about the Investment Adviser’s Management of the Portfolio

SAAMCo is responsible for making the day-to-day investment decisions for the Portfolio.

The Portfolio is managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments, LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds.

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MANAGEMENT

Information about the Distributor

AIG Capital Services, Inc. (the “Distributor”) distributes the Portfolio’s shares and incurs the expenses of distributing the Portfolio’s shares under a Distribution Agreement with respect to the Portfolio, none of which are reimbursed by or paid for by the Portfolio. The Distributor is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

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ACCOUNT INFORMATION

Shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SAAMCo, the Trust’s investment adviser and manager. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in the Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers only Class 3 shares of the Portfolio. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 3 shares of the Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio’s Class 3 shares. Because these fees are paid out of the Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for the Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the class by the number of such class’s outstanding shares.

Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable.

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

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ACCOUNT INFORMATION

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, the Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.

The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Buy and sell prices. The Separate Accounts buy and sell shares of the Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally

4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the New York Stock Exchange or under other emergency conditions as determined by the SEC, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolio, which is offered only through Variable Contracts, is intended for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolio.

The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of the Portfolio’s performance or its participants. Market timing can disrupt SAAMCo’s ability to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolio. In addition, market timing may increase the Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Shares of the Portfolio are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolio must rely on the Separate Accounts to both monitor market timing within the Portfolio and attempt to prevent it through their own policies and procedures.

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ACCOUNT INFORMATION

The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.

The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Account may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolio and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by the Adviser.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolio’s securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually.

Distribution Reinvestments. The dividends and distributions will be reinvested automatically in additional shares of the Portfolio.

Taxability of the Portfolio. The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

If the Portfolio receives dividend income from U.S. sources, it will annually report certain amounts of its dividends paid as eligible for the dividends received deduction. If the Portfolio incurs foreign taxes, it will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolio. The benefits to the life insurance companies will not be passed to you or the Portfolio.

The Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment

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ACCOUNT INFORMATION

companies that underlie Variable Contracts. If the Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for the Portfolio are intended to help you understand the Portfolio’s financial performance for the past 5 years. Since Class 3 shares of the Portfolio have no performance history, the financial information in the Financial Highlights tables below shows the Portfolio’s financial performance for the periods indicated for Class 1 shares of the Portfolio. Although Class 1 shares are not offered in this Prospectus, Class 1 shares would have substantially similar performance to the Class 3 shares offered in this Prospectus because Class 1 shares and Class 3 shares are invested in the same portfolio of securities and performance would differ only to the extent that Class 1 shares and Class 3 shares do not have the same expenses. The actual return of Class 3 shares would have been lower than that of Class 1 shares because Class 3 shares have higher expenses than Class 1 shares. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by [            ], whose report, along with the Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

[FINANCIAL HIGHLIGHTS]

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ADDITIONAL INDEX INFORMATION

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash, surrendered or redeemed, as the case may be. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and Standard & Poor’s Financial Services LLC, and has been licensed for use by SunAmerica Asset Management, LLC. “Standard & Poor’s®,” “S&P®” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by SunAmerica Asset Management, LLC.

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FOR MORE INFORMATION

The following documents contain more information about the Portfolio and are available free of charge upon request:

Annual/Semi-Annual Reports for the Portfolio. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI) for the Portfolio. Contains additional information about the Portfolio’s policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI and semi-annual and annual reports are available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolio as an investment option. You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolio are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http:// www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

The Trust’s Investment Company Act File No: 811-7238

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated February 10, 2017

STATEMENT OF ADDITIONAL INFORMATION

SUNAMERICA SERIES TRUST

[            ], 2017

SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is a registered open-end, management investment company currently consisting of 50 portfolios. This Statement of Additional Information (“SAI”) relates to the following portfolio:

SA Large Cap Index Portfolio (formerly, Equity Index Portfolio)

This SAI is not a prospectus, but should be read in conjunction with the current Prospectus (Class 3 only) of the SA Large Cap Index Portfolio (formerly, Equity Index Portfolio) (the “Portfolio”), dated [ ], 2017. This SAI expands upon and supplements the information contained in the current Prospectus. This SAI incorporates the Prospectus by reference. The Portfolio’s audited financial statements for the fiscal year ended [January 31, 2017] are incorporated into this SAI by reference to its [2017] annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-7862 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

P.O. BOX 15570

AMARILLO, TEXAS 79105-5570

(800) 445-7862

i

THE TRUST

The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. A Massachusetts business trust is a voluntary association with transferrable shares that is established under and governed by its declaration of trust. The Trust is composed of 50 separate portfolios, one of which (SA Large Cap Index Portfolio) is described herein. The other portfolios are discussed in separate statements of additional information. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”).

Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGLIC”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USLIC”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”). AGLIC, USLIC and VALIC (the “Life Companies”) are indirect, wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation.

The Trust commenced operations on February 9, 1993. The Equity Index Portfolio commenced operations on September 1, 1998. The Board of Trustees (the “Board of Trustees” or the “Board”) approved the renaming of the Equity Index Portfolio to the SA Large Cap Index Portfolio effective February 6, 2017.

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The investment goal and principal investment strategy for the Portfolio, along with certain types of investments the Portfolio makes under normal market conditions and for efficient portfolio management, are described under “Portfolio Summary” and “Additional Information About the Portfolio’s Investment Strategies and Investment Risks” in the Prospectus. The following information supplements the information contained in the Prospectus and also provides information concerning investments the Portfolio may make on a periodic basis which includes infrequent investments or investments in which the Portfolio reserves the right to invest. We have also included a supplemental glossary to detail additional investments the Portfolio reserves the right to make. In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Prospectus under the section entitled “Glossary.” Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of the Portfolio and apply at the time of purchase. We will notify shareholders at least 60 days prior to any change to the Portfolio’s investment goal or 80% investment policy, if applicable. “Net assets” will take into account borrowing for investment purposes.

SUPPLEMENTAL GLOSSARY

ADRS, GDRS, AND EDRS. Foreign securities include, among other things, American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as “Depositary Receipts”), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the “underlying issuer”) and are deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be “sponsored” or “unsponsored.” Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing an unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolio’s investment policies, the Portfolio’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (“SIV”). A SIV is an investment vehicle that buys high-rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Instruments backed by pools of receivables may be subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Portfolio’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

BORROWING. The Portfolio is authorized to borrow money to the extent permitted by applicable law. The Investment Company Act of 1940, as amended (the “1940 Act”), permits the Portfolio to borrow up to 33 1⁄3% of its total assets from banks. In seeking to enhance performance, the Portfolio may borrow for investment purposes and may pledge up to 33 1⁄3% of its total assets to secure such borrowings. In the event that asset coverage for the Portfolio’s borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

To the extent the Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although the Portfolio is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by the Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in the Portfolio’s net asset value per share and net yield. The Portfolio expects that all of its borrowing will be made on a secured basis. The Portfolio will segregate cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, the Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

COUNTERPARTY AND THIRD PARTY RISK. Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

CURRENCY VOLATILITY. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

CYBER SECURITY RISK. As the use of the Internet and other technologies has become more prevalent in the course of business, the Portfolio has become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the Portfolio or its service providers, financial intermediaries, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over-the-counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

EMERGING MARKETS. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If the Portfolio’s securities will generally be denominated in foreign currencies, the value of such securities to the Portfolio will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

A further risk is that the existence of national policies may restrict the Portfolio’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

Chinese Securities. The Portfolio may invest in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”). Investing in these securities involves special risks, including, but not limited to, an authoritarian government, less developed or less efficient trading markets, nationalization of assets, currency fluctuations or blockage, and restrictions on the repatriation of invested capital. In addition, there is no guarantee that the current rapid growth rate of the Chinese economy will continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder. China is considered to be an emerging market and therefore carries high levels of risk associated with emerging markets. These and other factors could have a negative impact on the Portfolio’s performance and increase the volatility of an investment in the Portfolio. See also “Foreign Securities.”

The Portfolio may invest in local Chinese securities, referred to as China A-Shares, of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”) or on such other stock exchanges in China which participate in Stock Connect from time to time. Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE and the China Securities Depository Clearing Corporation Limited that, among other things, permits foreign investment in the PRC via brokers in Hong Kong.

Stock Connect, which launched in November 2014, is a new program, and the regulations governing it are untested and subject to change. In addition, there is no certainty as to how these regulations will be applied or interpreted. Significant risks exist with respect to investing in China A-Shares through Stock Connect. China A-Shares may only be bought from, or sold to, the Portfolio when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, if one or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its shares in a timely manner and this could adversely affect the Portfolio’s performance. In addition, same day trading is not permitted on the China A-Shares market, which may inhibit the Portfolio’s ability to enter into or exit trades on a timely basis. PRC regulations require the pre-delivery of cash or securities to a broker before the market opens on the day of selling. If the cash or securities are not in the broker’s possession before the market opens on that day, the sell order will be rejected, which may limit the Portfolio’s ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Trading through Stock Connect is subject to [aggregate and] daily investment quota limitations, which may change. Once these quota limitations are reached, buy orders for China A-Shares through Stock Connect will be rejected, which could adversely affect the Portfolio’s ability to pursue its investment strategy. China A-Shares purchased through Stock Connect may only be sold through Stock Connect and are not otherwise transferrable. Although China A-Shares must be designated as eligible to be traded on Stock Connect, such shares may lose their eligibility at any time, in which case they may be sold but cannot be purchased through Stock Connect. Moreover, since all trades of eligible China A-Shares through Stock Connect must be settled in Renminbi (“RMB”), the Portfolio must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Notably, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

The Portfolio’s China A-Shares are held in an omnibus account and registered in nominee name, with Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house operated by HKEX, serving as nominee for the Portfolio. The exact nature and rights of the Portfolio as the beneficial owner of shares through HKSCC as nominee is not well defined under PRC law, and the exact nature and enforcement methods of those rights under PRC law are also unclear. As a result, the title to these shares, or the rights associated with them (i.e., participation in corporate actions, shareholder meetings, etc.) cannot be assured.

EXCHANGE TRADED FUNDS (“ETFs”) are types of investment companies that may be bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. Most ETFs are investment companies, and therefore a Portfolio’s purchase of ETF shares generally is subject to the limitations on, and the risks of, the Portfolio’s investments in other investment companies.

See “Other Investment Companies.” The Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities it is designed to track. Lack of liquidity in an ETF results in its being more volatile and ETFs have management fees that increase their cost.

FIXED-INCOME SECURITIES. The Portfolio may invest in fixed-income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s Investor Service (“Moody’s”) or its equivalent by any other nationally rated statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P Global (Ratings) (“S&P”) or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium quality and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high-risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Adviser will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the section in the Appendix regarding “Description of Corporate Bond and Commercial Paper Ratings” for a description of each rating category and a more complete description of lower-medium quality and lower-quality debt securities and their risks.

The maturity of debt securities may be considered long- (ten-plus years), intermediate- (one to 10 years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Lower-rated Fixed-income Securities

The Portfolio may invest in below investment grade debt securities, which are considered speculative. Issuers of lower-rated or non-rated securities (“high-yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio and dividends to shareholders.

The Portfolio may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Portfolio’s ability to dispose of particular issues when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Portfolio’s net asset value. In addition, the Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Finally, there are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed-income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed-income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser will monitor the issuers of lower-rated, fixed-income securities in the Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity within the parameters of the Portfolio’s investment policies. The Adviser will not necessarily dispose of a portfolio security when its ratings have been changed.

Investments in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of the Portfolio’s initial investment and any anticipated income or appreciation is uncertain. In addition, the Portfolio may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. The Portfolio may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Portfolio in respect of accrued interest income on securities which are subsequently written off, even though such Portfolio has not received any cash payments of such interest.

FOREIGN SECURITIES. A foreign security is a security issued by an entity domiciled or incorporated outside of the United States. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development, the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

The Portfolio may invest in non-U.S. dollar-denominated foreign securities, in accordance with its specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and the Portfolio may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

Investments in the securities of foreign issuers often involve currencies of foreign countries and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. To the extent that the Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio also may be subject to currency exposure independent of its securities positions.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. The Portfolio’s net currency positions may expose it to risks independent of its securities positions. In addition, if the payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

HYBRID INSTRUMENTS, including indexed and structured securities, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument (each, a “Hybrid Instrument” and collectively, “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed-rate or a floating-rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodity Futures Trading

Commission (the “CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the “SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, if the Portfolio so invests, the Portfolio will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid Instruments include structured investments, which are securities having a return tied to an underlying index or other security or asset class. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured securities may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these Structured Securities may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

ILLIQUID AND RESTRICTED SECURITIES. The Portfolio may invest no more than 15% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, certain interest rate swaps, currency swaps, floors and collars, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. If at any time the Adviser determines that the value of illiquid securities held by the Portfolio exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable; the Portfolio may, however, hold any such investments for a substantial period of time. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting the sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolio will seek to obtain the right of registration at the expense of the issuer (except in the case of “Rule 144A securities,” as described below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, restricted securities that the Board or Adviser, pursuant to guidelines established by the Board, has determined to be marketable, such as securities eligible for resale pursuant to Rule 144A under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from the Securities Act pursuant to Section 4(a)(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days’ or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of the Trust. In reaching liquidity decisions, the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which the Portfolio may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Board delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(a)(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as “cover” for written OTC options are illiquid. The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option.

INTERFUND BORROWING AND LENDING PROGRAM. The Trust has received exemptive relief from the SEC that permits a portfolio of the Trust to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating portfolios, including the requirement that no portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating portfolios from a typical bank for a comparable transaction. In addition, a portfolio may participate in the program only if and to the extent that such participation is consistent with the portfolio’s investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating portfolios. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

IPO INVESTING. The Portfolio’s purchase of shares issued as part of, or a short period after, a company’s initial public offerings (“IPOs”), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs often have a diminished effect on the Portfolio’s performance. Companies offering stock in IPOs generally have limited operating histories and purchase of their securities may involve greater investment risk.

MASTER LIMITED PARTNERSHIPS (“MLPs”). Certain companies are organized as master limited partnerships in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including the Portfolio if it invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmer’s Home Association, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Portfolio has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

Although the U.S. government has provided financial support to FHLMC and FNMA, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

Other types of mortgage-backed securities include:

Conventional Mortgage Pass-Through Securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or Real Estate Mortgage Investment Conduits (“REMICs”) and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

The mortgage pools underlying conventional mortgage pass-through securities consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional mortgage pass-through securities (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

Collateralized Mortgage Obligations (“CMOs”) are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs, which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

Stripped Mortgage-Backed Securities (“SMBS”) are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which the Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal-only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest-only” class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on the Portfolio’s yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Portfolio’s net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to the Portfolio’s limitation on investments in illiquid securities.

MUNICIPAL BONDS. Fixed-income securities include, among other things, municipal bonds that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities that pay interest income that is subject to the alternative minimum tax. The Portfolio may invest in Municipal Bonds whose issuers pay interest on the Municipal Bonds from revenues from projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable-rate security and a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

NEWLY DEVELOPED SECURITIES. The Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, indices, foreign currencies, etc. at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes. The Portfolio may also use options and Futures for other purposes, including, without limitation, to facilitate trading, increase or decrease a market exposure, to seek higher investment returns, to seek protection against a decline in the value of the Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.

Options may be traded on a national securities exchange or in the OTC market. Risks to the Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Options can be either purchased or written (i.e., sold). A call option written by the Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security. The Portfolio may only write call options up to 25% of its total assets.

A put option written by the Portfolio obligates the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, the Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

The following is more detailed information concerning options, Futures and options on Futures:

Options on Securities. When the Portfolio writes (i.e., sells) a call option (“call”) on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Portfolio may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because the Portfolio retains the underlying security and the premium received. If the Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When the Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Portfolio as writing a covered call. The premium the Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, the Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

The Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When the Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment the Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, the Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, the Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to take delivery of the underlying security against payment of the exercise price. The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

The purchase of a spread option gives the Portfolio the right to put, or sell, a security that it owns at a fixed-dollar spread or fixed-yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

In addition to using options for the hedging purposes described above, the Portfolio may use options on currency to seek to increase total return. The Portfolio may write (sell) covered put and call options on any currency in an attempt to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Portfolio may forgo the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Portfolio accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency’s market value at the time of purchase. The Portfolio may also use options on foreign currencies for various purposes, including, without limitation, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The Portfolio may purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. The Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Portfolio for the purpose of benefiting from a decline in the value of currencies that it does not own. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, the Portfolio would realize either no gain or a loss on the purchase of the put option.

Options on Securities Indices. Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures (as defined below). When the Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by the Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total dollar value for each point of difference. When the Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

The use of options would subject the Portfolio to certain risks. The Adviser’s predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio’s net asset value or a reduction in the amount of income available for distribution may leave the Portfolio in a worse position than if the option had not been used). Other risks inherent in the use of options include movements in the prices of the securities included in the indices underlying the options.

Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded OTC and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded OTC, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. The Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

Reset Options are options on U.S. Treasury securities that provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Portfolio is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium that would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Portfolio purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, “Futures”) are used for various purposes, including, without limitation, for hedging against changes in interest rates, stock prices, bonds or other instruments or currency rates and from time to time for income enhancement. Without limiting the foregoing, Futures may also be used to increase or decrease exposure to equity or bond markets, to manage duration and yield curve positioning and to enhance total return. Upon entering into a Futures transaction, the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “futures broker”). Futures are also often used to adjust exposure to various equity or fixed-income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, known as variation margin, are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Prior to expiration of the Future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

The primary risk to the Portfolio of entering into Futures is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying securities. Futures involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. There may not always be a liquid secondary market for a Future and, as a result, the Portfolio may be unable to close out its contracts at a time that is advantageous. In addition, if the Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Interest rate futures contracts are purchased or sold generally to manage duration and yield curve positioning and for hedging purposes to attempt to protect against the effects of interest rate changes on the Portfolio’s current or intended investments in fixed-income securities as well as for other purposes. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Portfolio’s portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, the Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, the Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the Futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect the Portfolio’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, the Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, the Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, the Portfolio’s losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

Limitations on entering into Futures Contracts. Transactions in options by the Portfolio are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options the Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures and economically equivalent derivatives contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Commodity Exchange Act Regulation. The Portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolio, from registration as a “commodity pool operator” with respect to the Portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Portfolio under the CEA. As a result, the Portfolio is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the CFTC. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Portfolio’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Portfolio may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities of other investment companies (including ETFs) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on the Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio is subject to the above investment restrictions unless the Portfolio has received an order for exemptive relief from the SEC that is applicable to the Portfolio, and the Portfolio takes appropriate steps to comply with any conditions in such order. The SEC has issued an exemptive order to the Trust, which permits certain portfolios to invest in ETFs and other investment companies beyond the limitations in the 1940 Act, subject to certain terms and conditions. In addition, certain ETFs also have similar exemptive orders. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. See also “Exchange Traded Funds.”

REAL ESTATE INVESTMENT TRUSTS (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio’s portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management. REITs may be leveraged, which increases risk.

RECENT MARKET EVENTS. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets, including keeping interest rates low. More recently, the Federal Reserve has terminated certain of its market support activities. The withdrawal of this support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Portfolio may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments that generally affect that sector.

SECURITIES LENDING. Consistent with applicable regulatory requirements, the Portfolio may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, the Portfolio receives income while retaining the securities’ potential for capital appreciation. The advantage of such loans is that the Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day’s notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio, and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio may also suffer losses if the value of the securities in which cash collateral is invested declines. The Portfolio will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights accompanying loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the Adviser determines that the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan and that it is feasible to recall the loan on a timely basis.

The Portfolio may lend securities; however, at the present time the Portfolio does not engage in securities lending.

SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) for liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by the Portfolio during periods when the Adviser is unable to locate favorable investment opportunities; or (c) for temporary defensive purposes. The Portfolio may invest in short-term investments. Common short-term investments include, but are not limited to:

Money Market Securities. Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit.

Commercial Bank Obligations are certificates of deposit (“CDs”) (interest-bearing time deposits issued by domestic banks, foreign branches of domestic banks, U.S. branches of foreign banks and non-U.S. branches of foreign banks), bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank or by a non-U.S. branch of a foreign bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations for a definite period of time and earning a specified return.

Commercial Paper are short-term notes (generally up to 12 months) issued by domestic and foreign corporations or governmental bodies, including variable-amount master demand notes and floating-rate or variable-rate notes.

Extendable Commercial Notes (“ECNs”) are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time.

Variable-Amount Master Demand Notes permit the Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market for such obligations. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. In connection with master demand note arrangements, the Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable-amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or S&P and the Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

Corporate Bonds and Notes. The Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period.

U.S. Government Securities are debt securities maturing generally within one year of the date of purchase and include adjustable-rate mortgage securities backed by the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and other non-agency issuers. Although certain floating or variable-rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

Repurchase Agreements. The Portfolio may enter into repurchase agreements collateralized by securities in which it is not otherwise directly permitted to invest, such as long-term government bonds, and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to the guidance of the Board. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time the Portfolio’s money is invested in the security. Whenever the Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor the Portfolio’s use of repurchase agreements. The Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of high credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT SECURITIES. The Portfolio may purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolio will generally purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or negotiate a commitment after entering into it. The Portfolio may realize capital gains or losses in connection with these transactions. The Portfolio is generally required to segregate, until three days prior to settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Portfolio’s obligations are otherwise covered. Alternatively, the Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

ZERO COUPON BONDS, STEP-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Fixed-income securities in which the Portfolio may invest also include zero coupon bonds, step-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. The higher yield and interest rates on PIK bonds reflects a payment deferral and increased credit risk associated with such instruments and that such investments may represent a significantly higher credit risk than coupon loans. PIK bonds may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. PIK interest has the effect of increasing the assets under management and, thereby, increasing the management fees at a compounding rate. In addition, the deferral of PIK interest also reduces the loan to value ratio at a compounding rate.

These investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, that is distributable to shareholders and that, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio’s distribution obligations.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust’s custodian, or a securities depository acting for the custodian, will act as the Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon the Portfolio’s entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by the Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within the Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. The Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying investments.

In the future, the Portfolio may employ derivatives and strategies that are not presently contemplated but that may be developed, to the extent such investment methods are consistent with the Portfolio’s investment objectives, legally permissible and adequately disclosed.

Transactions in options by the Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options the Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, the Portfolio is required to segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives, such as OTC foreign currency transactions (other than a limited category of exempted trades), interest rate swaps, swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that the Portfolio may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain OTC derivatives must be cleared and traded on a regulated exchange and will impose these requirements on additional OTC derivatives in the future). OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives dealers typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and new requirements will apply to the holding of customer collateral by OTC derivatives dealers. These requirements may increase the amount of collateral the Portfolio is required to provide and the costs associated with providing it. OTC derivatives dealers also are required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as was widely permitted before Dodd-Frank. This has and will continue to increase the OTC derivatives dealers’ costs, and these increased costs may be passed through to the Portfolio in the form of higher upfront and mark-to-market margin, less favorable trade pricing, and the imposition of new or increased fees, including clearing account maintenance fees.

As discussed above, OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, the Portfolio will not face a clearinghouse directly but rather through an OTC derivatives dealer that is registered with the CFTC or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.

The SEC and CFTC will also require a substantial portion of derivative transactions that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC has not indicated when they will impose clearing or trade execution requirements on the OTC derivatives that they regulate. Such requirements may make it more difficult and costly for the Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which the Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement. If the Portfolio decides to become a direct member of one or more of these exchanges or execution facilities, the Portfolio will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivatives dealers are currently required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivatives dealers, which costs may be passed along to the Portfolio as market changes continue to be implemented. The overall impact of Dodd-Frank on the Portfolio remains highly uncertain and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. Dodd-Frank significantly expands the CFTC’s authority to impose position limits with respect to futures contracts and options on futures contracts, swaps that are economically equivalent to futures or options on futures, and swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2012, the CFTC proposed a series of new speculative position limits with respect to futures and options on futures on so-called “exempt commodities” (which includes most energy and metals contracts) and with respect to agricultural commodities. Those proposed speculative position limits were vacated by a United States District Court, but the CFTC has again proposed a new set of speculative position rules that are not yet finalized (or effective). If the CFTC is successful in this second try, the counterparties with which the Portfolio deals may further limit the size or duration of positions available to the Portfolio. All accounts owned or managed by the Adviser are likely to be combined for speculative position limit purposes. The Portfolio could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to the Portfolio.

Also, in December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Portfolio. If the proposed rule is adopted and goes into effect, it may require the Portfolio to amend its investment strategies in order to continue to invest in, or remain invested in, derivatives.

Asset Coverage for Certain Derivative Transactions. The Portfolio will comply with guidelines established by the SEC with respect to coverage of certain derivative transactions. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. With respect to futures and forward contracts that are not contractually required to “cash-settle,” for example, the Portfolio covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures and forward contracts that are contractually required to “cash-settle,” however, the Portfolio sets aside liquid assets in an amount equal to the Portfolio’s daily mark-to-market (net) obligation (i.e., the Portfolio’s daily net liability, if any), rather than the notional value. Segregated assets cannot be sold or transferred unless an equivalent amount of assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

As another example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies. The Adviser will monitor the Portfolio’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Portfolio’s portfolio investments.

Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Portfolio would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If the Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION ABOUT INDEX AND PASSIVELY MANAGED FUNDS

The investment goal of the Portfolio is investment results that correspond with the performance of the stocks included in the S&P 500® Composite Stock Price Index (the “S&P 500® Index”). The S&P 500® Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The Portfolio may trade in AIG stock if such stock is represented in the S&P 500® Index.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions that are fundamental policies for the Portfolio and cannot be changed for the Portfolio without approval by a majority of its outstanding voting securities, which is defined as the vote of the lesser of (i) 67% of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only the Portfolio may be effected with the approval of a majority of the outstanding shares of the Portfolio. All percentage limitations expressed in the following investment restrictions are measured at the time of purchase.

Fundamental Investment Restrictions Applicable to the Portfolio

The Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

The Portfolio’s fundamental investment restrictions will be interpreted broadly. For example, the restrictions will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.

With respect to fundamental investment restriction number 1 above, the 1940 Act permits the Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings), provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit the Portfolio to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction.

With respect to fundamental investment restriction number 2 above, the 1940 Act permits the Portfolio to engage in the underwriting business or underwrite the securities of other issuers within certain limits. If the Portfolio engages in transactions involving the acquisition or disposition of portfolio securities, the Portfolio may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to the Portfolio if it invests in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause the Portfolio to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent the Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

With respect to fundamental investment restriction number 3 above, the 1940 Act permits the Portfolio to make loans within certain limits. The fundamental investment restriction permits the Portfolio to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Portfolio to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. Currently, the Portfolio does not, and does not expect to, engage in the lending of securities. If in the future, the Portfolio wished to lend securities, it would be permitted to do so only after it receives Board approval. The fundamental investment restriction will be interpreted not to prevent the Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.

With respect to fundamental investment restriction number 4, the 1940 Act prohibits the Portfolio from issuing “senior securities,” which are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets, except that the Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. The Portfolio also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit the Portfolio from owning real estate; however, the Portfolio is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits the Portfolio’s purchases of illiquid securities to 15% of net assets. The restriction will be interpreted to permit the Portfolio to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit the Portfolio from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, the Portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits the Portfolio’s purchases of illiquid securities to 15% of net assets. If the Portfolio were to invest in a physical commodity or a physical commodity-related instrument, the Portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in other investment companies that invest in physical and/or financial commodities.

With respect to fundamental investment restriction number 7, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit under the restriction on investment in issuers domiciled in a single jurisdiction or country. Finally, the restriction will be interpreted to give broad authority to the Portfolio as to how to classify issuers within or among industries.

Non-Fundamental Investment Restrictions

In addition to the foregoing, the Portfolio has adopted the following non-fundamental policies, which may be changed by the Trustees without shareholder approval. Under these restrictions, the Portfolio may not:

a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of the Portfolio’s net assets would be so invested.

b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and SAI, as amended from time to time.

c. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

d. Invest in companies for the purpose of exercising control or management.

e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

f. Sell securities short except to the extent permitted by applicable law.

g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and SAI, as amended from time to time.

h. Issue any senior securities except as permitted by the 1940 Act, other than as set forth in fundamental investment restriction number 4 above and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

Diversification

The Portfolio is currently classified as a diversified fund under the 1940 Act. This means that the Portfolio may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

TRUST OFFICERS AND TRUSTEES

The following table lists the Trustees and officers of the Trust, their ages, current position(s) held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships/trusteeships held outside of the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367. As mentioned above, Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Trustees and officers of the Trust are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo and distributed by AIG Capital Services, Inc. (“ACS” or the “Distributor”) and other affiliates of SAAMCo.

Name and Age	Position(s) Held With Trusts	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2), (3)	Other Directorship(s) Held By Trustee (4)

Independent Trustees

Garrett F. Bouton Age: 72	Trustee	March 2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	70	Chairman/Director, The LEGG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 77	Trustee	February 2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	70	Director, Arden Realty Inc. (real estate) (1995-2006).

Jane Jelenko Age: 68	Trustee	September 2006 – Present	Retired Partner of KPMG LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (2003-Present).	70	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).

Name and Age	Position(s) Held With Trusts	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2), (3)	Other Directorship(s) Held By Trustee (4)
Gilbert T. Ray Age: 72	Trustee	February 2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	70	Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services – management consulting services) (2000-2009); Director, DineEquity (services – restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial – real estate) (2005-Present); Director, Towers Watson & Co. (services – management consulting services) (2010-Present).

Allan L. Sher Age: 85	Trustee	January 1997 – Present	Retired, Brokerage Executive (1992-Present).	70	Director, Bowl America Incorporated (1997-Present).

Bruce G. Willison Age: 68	Trustee and Chairman	February 2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	70	Director, Grandpoint Capital, Inc. (banking) (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-Present).

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer

Interested Trustee

Peter A. Harbeck* Age: 63	Trustee	2014 – Present	President, CEO and Director, SAAMCo (1995-Present); Director, ACS (1993-Present).	148	None

Officers

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer

John T. Genoy Age: 48	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Gregory R. Kingston Age: 51	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration, SAAMCo (2014-Present).	N/A	N/A

(1)   Trustees serve until their successors are duly elected and qualified.

(2)   The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SAAMCo. The “Fund Complex” includes: Seasons Series Trust (20 portfolios); SunAmerica Series Trust (50 portfolios); SunAmerica Specialty Series (8 funds); SunAmerica Money Market Funds, Inc. (1 fund); SunAmerica Income Funds (3 funds); SunAmerica Series, Inc. (6 portfolios); SunAmerica Equity Funds (2 funds); Anchor Series Trust (8 portfolios); SunAmerica Senior Floating Rate Fund, Inc. (1 fund); VALIC Company I (34 funds); and VALIC Company II (15 funds).

(3)   Number includes the Trust (50 portfolios) and Seasons Series Trust (20 portfolios).

(4)   Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

*     Mr. Harbeck is considered to be an Interested Trustee because he serves as President, CEO and Director of SAAMCo and is a Director of ACS.

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer

Gregory N. Bressler Age: 50	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Kathleen D. Fuentes Age: 47	Chief Legal Officer, Vice President and Secretary	August 2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A

Shawn Parry Age: 44	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 56	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 44	Acting Chief Compliance Officer; Anti-Money Laundering (“AML”) Compliance Officer	2006 – Present	Acting Chief Compliance Officer, SAAMCo (2016-Present); Chief Compliance Officer, SAAMCo (2007-Present); and Vice President, SAAMCo (2011-Present).	N/A	N/A

Leadership Structure of the Board

Overall responsibility for oversight of the Trust and the Portfolio rests with the Board. The Trust, on behalf of the Portfolio, has engaged SAAMCo to manage the Portfolio on a day-to-day basis. The Board is responsible for overseeing SAAMCo and any service providers in the operations of the Portfolio in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and the Portfolio’s investment objectives and strategies. The Board is presently comprised of seven members, six of whom are Independent Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Trustees also meet at least quarterly in executive sessions, at which no trustee who is an interested person of SAAMCo is present. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Willison, an Independent Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SAAMCo, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time-to-time. The Board has established three committees, i.e., Audit Committee, Nomination and Governance Committee (the “Nomination Committee”) and Ethics Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Portfolio, and from time-to-time may establish informal working groups to review and address the policies and practices of the Portfolio with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolio’s activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nomination Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Portfolio is subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolio and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SAAMCo, which carries out the Portfolio’s investment management and business affairs, and also by service providers in connection with the services they provide to the Portfolio. Each of SAAMCo and the service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolio, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SAAMCo, the Portfolio’s service providers (including the Trust’s distributor and transfer agent), the Portfolio’s Chief Compliance Officer, the independent registered public accounting firm for the Portfolio, legal counsel to the Portfolio, and internal auditors for SAAMCo or its affiliates, as appropriate, relating to the operations of the Portfolio. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, SAAMCo, service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the Trust and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Bruce G. Willison.  Mr. Willison has served as a Trustee since 2001, and Chairman of the Board since January 1, 2006. He has more than 25 years of experience in the banking industry. Mr. Willison also has broad experience serving as a director of other entities. Mr. Willison’s years of experience as a bank executive, which included management responsibility for investment management, and his experience serving on many public company boards gives him an inside perspective on the management of complex organizations, especially regulated ones.

Garrett F. Bouton.  Mr. Bouton has served as a Trustee since 2007. He is a retired senior executive with over 25 years of experience in the investment services industry. Mr. Bouton also serves as a board member on non-profit organizations.

Carl D. Covitz.  Mr. Covitz has served as a Trustee since 2001. He has more than 25 years of executive and business experience in the real estate and investment industries. Mr. Covitz also has broad corporate governance experience from serving on corporate boards for more than 15 years.

Jane Jelenko.  Ms. Jelenko has served as a Trustee since 2006. Ms. Jelenko was previously a partner in the consulting arm of KPMG, the international professional services firm, where she served for 25 years. She was the national industry director for the banking and finance group and served on the firm’s board of directors. During her term on the board, she served on the Pension Committee, Strategic Planning Committee and the Political Action Committee. She is a director of the Music Center-Los Angeles Performing Arts Center, the Gabriella Axelrad Education Foundation, and the Constitutional Rights Foundation (emeritus). She is the President and Director of the Center Dance Arts. She has served on various corporate and community boards, including the L.A. Area Chamber of Commerce, and the Organization of Women Executives.

Gilbert T. Ray.  Mr. Ray has served as a Trustee since 2001. He is a retired partner of O’Melveny & Meyers LLP, with more than 25 years of business experience as an attorney. Mr. Ray has extensive experience with conventional corporate and tax-exempt transactions, as well as international finance. His experience as an attorney allows Mr. Ray to provide guidance on legal and fiduciary matters. Mr. Ray has broad experience serving as a director on several other boards. Mr. Ray’s service as a director and committee chair on several public companies provides the Trust with valuable insights into compensation, audit and governance issues.

Allan L. Sher.  Mr. Sher has served as a Trustee since 1997. He is a retired senior executive of a securities brokerage firm. Mr. Sher has over 10 years of experience serving as a director on other boards. Mr. Sher has over 50 years of experience in the securities industry, including serving as a broker, manager and Chief Executive Officer (“CEO”) of a securities firm. Mr. Sher has also served as a CEO of a money management firm. Mr. Sher is a former board member of the American Stock Exchange.

Peter A. Harbeck.   Mr. Harbeck has served as a Trustee since 2014. Mr. Harbeck has served as a director or trustee in the Fund Complex since 1995. He currently serves as a director or trustee of 148 of the portfolios in the Fund Complex. In addition, he has served as President, CEO and Director of SAAMCo since 1995, and Director of ACS since 1993.

The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of SAAMCo or its affiliates. Effective January 1, 2016, for the Trust and Seasons Series Trust (the “Annuity Funds”), an annual fee of $181,750 and expenses are paid to each Trustee who is not an officer or employee of AGLIC or its affiliates for attendance at meetings of the Board. Prior to January 1, 2016, for the Annuity Funds, an annual fee of $162,250 and expenses were paid to each Trustee who was not an officer or employee of AGLIC or its affiliates for attendance at meetings of the Board. Trustees will be compensated $2,500 for special in-person or telephonic Board meetings. The Independent Chairman receives an additional retainer fee of $67,500. These expenses are allocated on the basis of the relative net assets of each portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.

Each Independent Trustee serves on each Committee of the Board and Mr. Harbeck serves on the Ethics Committee. Members of each Committee serve without compensation. Mr. Sher, as Audit Committee Chair, receives an additional retainer fee of $12,500. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Trust’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Trust and, should it be necessary, for pre-approving certain non-audit services performed by the independent registered public accounting firm for SAAMCo and certain control persons of SAAMCo. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The Audit Committee met 4 times during the fiscal year ended January 31, 2017.

The Nomination Committee recommends to the Trustees those persons to be nominated as candidates to serve as Trustees by Trustees and voted upon by shareholders and selects and proposes nominees for election by Trustees to the Board between shareholders’ meetings. Mr. Ray, as Nomination Committee Chair, receives an additional retainer fee of $7,500. The Nomination Committee will consider candidates proposed by shareholders for election as Trustees. The Nomination Committee reviews at least annually the independence of the independent trustees and independence of legal counsel. The Nomination Committee also reviews and makes recommendations with respect to the size and composition of the Board and its committees and monitors and evaluates the functioning of the committees of the Board. The Nomination Committee met 2 times during the fiscal year ended January 31, 2017.

The Ethics Committee is responsible for applying the code of ethics applicable to the Trust’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the code of ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Trust’s code of ethics, as appropriate. Mr. Willison serves as the Chair of the Ethics Committee. The Ethics Committee met once during the fiscal year ended January 31, 2017.

As of January 31, 2017, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of the Portfolio.

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee.

Independent Trustees

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST[1]	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES[2]
Garrett F. Bouton	0	0
Carl D. Covitz	0	0
Jane Jelenko	0	0
Gilbert T. Ray	0	0
Allan L. Sher	0	0
Bruce G. Willison	0	0

Interested Trustee

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES[2]
Peter A. Harbeck	0	0

1	Includes the value of shares beneficially owned by each Trustee in each portfolio of the Trust as of December 31, 2016.
2	Includes the Trust (50 portfolios) and Seasons Series Trust (20 portfolios).

As of January 31, 2017, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Adviser or the Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation Table

The following table sets forth information summarizing the compensation of each Trustee, who is not an officer or employee of AGLIC or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2017.

TRUSTEE	AGGREGATE COMPENSATION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	TOTAL COMPENSATION FROM TRUST AND FUND COMPLEX PAID TO TRUSTEES *

Garrett Bouton	[
Carl D. Covitz
Jane Jelenko
Gilbert T. Ray
Allan L. Sher
Bruce G. Willison			]

*

As of January 31, 2017, the Fund Complex included the Trust (50 portfolios), SunAmerica Specialty Series (8 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds), and Seasons Series Trust (20 portfolios).

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of the Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SAAMCo to handle the management of the Trust and its day-to-day affairs. The Adviser, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, is a wholly-owned subsidiary of AGLIC, which in turn is an indirect, wholly-owned subsidiary of AIG, a U.S.-based international insurance organization.

AIG, a Delaware corporation, is a holding company that, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG’s primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

Terms of the Advisory Agreement

The Advisory Agreement provides that the Adviser shall act as investment adviser to the Portfolio, manage the Portfolio’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser’s officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders’ meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

The Advisory Agreement, after initial approval with respect to the Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to the Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Advisory Agreement. The Advisory Agreement also provides for automatic termination upon assignment.

Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust or the Portfolio, or to any other person, for any act or omission by it or for any losses sustained by the Portfolio or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Advisory Fees

As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of the Portfolio at the following annual rates:

PORTFOLIO	FEE RATE (as a % of average daily net asset value)

SA Large Cap Index Portfolio(1)	0.40%

(1)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2018, SAAMCo is contractually obligated to waive 0.11% of its advisory fee with respect to the Portfolio on an annual basis. Prior to December 1, 2015, SAAMCo was contractually obligated to waive 0.05% of its advisory fee with respect to the Class 1 shares of the Portfolio on an annual basis. The Amended and Restated Advisory Fee Agreement may be terminated by the Trust upon 60 days’ prior written notice to SAAMCo.

The following table sets forth the total advisory fees received by the Adviser from the Portfolio pursuant to the Advisory Agreement for the last three fiscal years ended January 31.

Portfolio	2017			2016	2015
SA Large Cap Index Portfolio(1)	$	[	]	$5,264,452	$3,839,169

(1)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2018, SAAMCo is contractually obligated to waive 0.11% of its advisory fee with respect to the Portfolio on an annual basis. Prior to December 1, 2015, SAAMCo was contractually obligated to waive 0.05% of its advisory fee with respect to the Class 1 shares of the Portfolio on an annual basis. For the fiscal years ended January 31, 2017, 2016 and 2015, the amounts of advisory fees waived were $[            ], $795,393 and $50,162, respectively.

PORTFOLIO MANAGERS

Other Accounts

The portfolio managers primarily responsible for the day-to-day management of the Portfolio, all of whom are listed in the Prospectus (“Portfolio Managers”), are often engaged in the management of various other accounts. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of [ ], 2017, is provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in parentheses.

Adviser		Other Accounts (As of [ ], 2017)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Portfolio Managers	No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

SAAMCo	Bayar, Jane	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	Campion, Timothy	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
	Sheridan, Andrew	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Potential Conflicts of Interest

As shown in the table above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Portfolio. In certain instances, conflicts may arise in their management of the Portfolio and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among the Portfolio and such Other Client Accounts.

●

Trade Allocations.   Conflicts may arise between the Portfolio and Other Client Accounts in the allocation of trades among the Portfolio and the Other Client Accounts. For example, the Adviser may determine that there is a security that is suitable for the Portfolio, as well as for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Adviser and/or Portfolio Manager may take “short” positions in Other Client Accounts with respect to securities held “long” within the Portfolio, or vice-versa, which may adversely affect the value of securities held by the Portfolio. In certain instances, the Adviser and/or Portfolio Manager may have ownership or different interests in Other Client Accounts, including different compensation with respect to Other Client Accounts, such as incentive fees. Such ownership or different interests may cause a conflict of interest. The Trust and the Adviser generally have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Trust and the Adviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Portfolio and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

●

Allocation of Portfolio Managers’ Time.   The Portfolio Managers’ management of the Portfolio and Other Client Accounts may result in the Portfolio Managers devoting a disproportionate amount of time and attention to the management of the Portfolio and Other Client Accounts if the Portfolio and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Adviser seeks to manage such competing interests for the time and attention of the Portfolio Managers. Although the Adviser does not track the time a Portfolio Manager spends on the Portfolio or a single Other Client Account, the Adviser periodically assesses whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where a Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

●

Personal Trading by Portfolio Managers.   The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the SAAMCo Code (as defined below) will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the SAAMCo Code will eliminate such conflicts.

Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in connection with the Adviser’s management of the Portfolio, investments and such Other Accounts.

Compensation

The structure and method of compensation of the Portfolio Managers is described below.

SAAMCo.  Portfolio manager compensation is comprised of a salary, a short-term incentive (“STI”) bonus, and where eligible, a long-term incentive (“LTI”) bonus. The salary is a fixed annual salary, and is generally based on the Portfolio Managers’ responsibilities and leadership role within the organization. The STI bonus is an annual, discretionary, cash award and is based on both the individual’s performance and the performance of AIG Consumer Insurance over the current compensation period. In addition, SAAMCo may award an LTI bonus to eligible Portfolio Managers who consistently meet or exceed relative performance criteria. The LTI award may vary depending on the performance of the organization over a multi-year time period and is paid in annual installments upon completion of the performance period.

SAAMCo believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Portfolio’s prospectus.

Ownership of Portfolio Shares

As of [     ], 2017, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Portfolio had any ownership interest in the Portfolio.

PERSONAL SECURITIES TRADING

The Trust, the Adviser and the Distributor have adopted a written code of ethics (the “SAAMCo Code”) pursuant to Rule 17j-1 under the 1940 Act, which governs, among other things, the personal trading activities of certain access persons of the Portfolio. The SAAMCo Code is designed to detect and prevent conflicts of interests between the Portfolio and the personal trading activities of certain access persons. The SAAMCo Code is filed as an exhibit to the Trust’s registration statement. SAAMCo reports violations of the SAAMCo Code to the Board.

DISTRIBUTION AGREEMENT

The Trust, on behalf of the Portfolio, has entered into a distribution agreement (the “Distribution Agreement”) with the Distributor, a registered broker-dealer and an indirect wholly-owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of the Portfolio to the Separate Accounts of the Life Companies. The address of the Distributor is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. The Distribution Agreement provides that the Distributor may also distribute shares of the Portfolio. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to the Portfolio, for distribution to persons who are not shareholders of the Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Portfolio, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders.

After its initial approval, the Distribution Agreement will continue in effect for an initial two-year term and thereafter from year to year, with respect to the Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees, including a majority of the Independent Trustees. The Trust or the Distributor each has the right to terminate the Distribution Agreement with respect to the Portfolio on 60 days’ written notice, without penalty. The Distribution Agreement automatically terminates with respect to the Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

RULE 12B-1 PLAN

The Board has adopted a Rule 12b-1 Plan for Class 3 shares (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Reference is made to “Account Information” in the Prospectus for certain information with respect to the 12b-1 Plan. The 12b-1 Plan provides for service fees payable at the annual rate of 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contractholders who are the indirect beneficial owners of the Portfolio’s Class 3 shares. It is possible that, in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries’ costs as described above.

Continuance of the 12b-1 Plan with respect to the Portfolio is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. The 12b-1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 3 shares of the Portfolio, without approval of the shareholders of the Class 3 shares of the Portfolio. In addition, all material amendments to the 12b-1 Plan must be approved by the Trustees in the manner described above. The 12b-1 Plan may be terminated at any time with respect to the Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class 3 shares of the Portfolio. So long as the 12b-1 Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the 12b-1 Plan, they will consider the continued appropriateness of, and the level of, compensation provided in the 12b-1 Plan. In their consideration of the 12b-1 Plan with respect to the Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of Class 3 shares of the Portfolio.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

[Under the Code, the Portfolio is treated as a separate regulated investment company provided that certain qualification requirements are met. To qualify as a regulated investment company, the Portfolio must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

So long as the Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends, provided that the Portfolio satisfies a minimum distribution requirement as described below. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

The Portfolio may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, the Portfolio fails one of these tests and does not timely cure the failure, the Portfolio will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income.

If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Moreover, if the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if the Portfolio should fail to qualify as a regulated investment company, the Portfolio would be considered as a single investment, which may result in Variable Contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Variable Contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if the Portfolio became adequately diversified.

Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a non-deductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trust or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, the Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the Portfolio.

In addition, the Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each Separate Account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

The Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. If the Portfolio were to sell its shares to other categories of shareholders, the Portfolio may fail to comply with applicable Treasury Department requirements regarding investor control. If the Portfolio should fail to comply with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code. All income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter, even if the contracts became adequately diversified.

Since the shares of the Portfolio are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the Prospectus for such contracts. Purchasers of the Variable Contracts should consult their tax advisors regarding specific questions as to federal, state and local taxes.

The Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by the Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, the Portfolio’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio’s recognition of taxable income in excess of cash generated by such investments.

Options, forward contracts, futures contracts and foreign currency transactions entered into by the Portfolio will be subject to special tax rules. These rules may accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income, and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by the Portfolio.

In certain situations, the Portfolio may, for a taxable year, defer all or a portion of its net capital loss realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss to the extent attributable to fluctuations in exchange rates.

The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that the Portfolio may write, purchase or sell. Such options and contracts are classified as “Section 1256 contracts” under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% of the net gain or loss and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by the Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gain or loss recognized by the Portfolio from transactions in OTC options written by the Portfolio generally constitute short-term capital gain or loss. Any gain or loss recognized by the Portfolio from transactions in OTC options purchased by the Portfolio generally has the same character as the property to which the option relates as in the hands of the Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by the Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the OTC puts or increased by the premium received for OTC calls.

A substantial portion of the Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles,” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules that may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules that may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules that may suspend the holding period of securities owned by the Portfolio when offsetting positions are established and that may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules that may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions that form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, the Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

In general, gain or loss on a short sale, to the extent permitted, is recognized when the Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by the Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Portfolio for more than one year. In general, the Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus certain interest charges, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio’s taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, the Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

If the Portfolio receives dividend income from U.S. sources, the Portfolio will annually report certain amounts of their dividends paid as eligible for the dividends received deduction. If the Portfolio incurs foreign taxes, the Portfolio will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolio. The benefits to the Life Companies will not be passed to you or the Portfolio.

For the fiscal year ended January 31, 2017, the Portfolio had the following capital loss carry-forwards.

	Loss Carry-Forwards		Unlimited*
	[2015-2019]		ST			LT
SA Large Cap Index Portfolio	$ [	]	$	[	]	$	[	]

To the extent not yet utilized, such losses will be available to the Portfolio to offset future capital gains from [2015 through 2019]. Capital loss carry-forwards generated in taxable years beginning after 2010 will not be subject to expiration. The utilization of such losses may be subject to annual limitations under the Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital-losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, taxable annuity payments, and net gain from investments, of U.S. individuals with incomes exceeding $200,000 ($250,000, if married filing jointly), and of estates and trusts.

A 30% withholding tax is currently imposed on dividends, interest, taxable annuity payments, and other income items paid, and will be imposed on redemption proceeds paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (the “IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

In the event that the Portfolio were to experience an ownership change as defined under the Code, the Portfolio’s capital loss carry-forwards, if any, may be subject to limitation.]

PORTFOLIO TURNOVER

The Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. The Portfolio’s turnover rate would equal 100% if each security in the Portfolio was replaced once per year.

SHARES OF THE TRUST

The Trust is organized as a Massachusetts business trust. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. The Portfolio offers Class 1 and Class 3 shares.

Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Massachusetts law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any portfolio or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any portfolio or class to another entity, or a series or class of another entity, or terminate the Trust or any portfolio or class. These provisions would permit a portfolio to pursue its investment program through one or more subsidiary vehicles or to operate in a master-feeder or fund-of-funds structure.

The Trust is not required to hold an annual meeting of shareholders, but the Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Trust’s By-laws provide that a shareholder meeting will be called upon the written request of the shareholders holding shares representing, in the aggregate, not less than one-third of the outstanding shares, subject to certain conditions, including the payment of certain expenses.

All shareholders of record of all portfolios and classes of the Trust vote together, except where required by the 1940 Act to vote separately by portfolio or by class, or when the Trustees have determined that a matter affects only the interests of one or more portfolios or classes of shares.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees, and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act.

Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees then in office.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The Trust may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. The Trust may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Trust with identification required by law, or if the Trust is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to the Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Trust may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that the Trust may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the Trust to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Portfolios and Classes

The Declaration provides that the Trustees may establish portfolios and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the portfolios and classes. The Trustees may change any of those features, terminate any portfolio or class, combine portfolios with other portfolios in the Trust, combine one or more classes of a portfolio with another class in that portfolio or convert the shares of one class into shares of another class.

Each share of a portfolio, as a series of the Trust, represents an interest in the portfolio only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration, however, provides that shareholders are not personally liable for the obligations of the Trust and requires the Trust to indemnify a shareholder against any loss or expense arising from any such liability. The Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.

The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust, and that a Trustee, officer or employee is liable to the Trust and its shareholders only for his or her bad faith, willful misconduct/willful misfeasance, gross negligence or reckless disregard of his duties. The Declaration also provides that Trustees and officers are not liable for errors of judgment or mistakes of fact or law.

The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. The Declaration also provides for the advancement of expenses, subject to certain conditions and undertakings, in connection with any such claims, actions, suits or proceedings (including investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened). In making any determination as to whether any person is entitled to the advancement of expenses or indemnification, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. Any Trustee who serves as chair of the board or of a committee of the board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity, will not be subject to any greater standard of care or liability because of such position. The provisions of the Declaration with respect to indemnification of covered persons do not affect any rights under any contract such persons might have with respect to indemnification by the Trust.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing an action, a shareholder must first make a demand on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholder must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected portfolio.

The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the portfolio, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good-faith exercise of their business judgment on behalf of the Trust. Trustees are not considered to have a personal financial interest in an action by virtue of being compensated for their services as board members of the Trust or of affiliated funds, or by virtue of the amount of their remuneration.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Trust’s costs, including attorneys’ fees.

The Declaration further provides that the Trust shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Trust is obligated to pay shall be calculated using reasonable hourly rates.

The Declaration requires that any action commenced by a shareholder be brought in the U.S. District Court for the District of Massachusetts or, if that is not a proper forum, then such action must be brought in the Business Litigation Session of Suffolk Superior Court in Massachusetts. In addition, trial by jury is waived to the fullest extent permitted by law.

The classes of shares of the Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service and distribution fees, while Class 1 shares are subject only to distribution fees; (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares; and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares.

Shares of the Trust are owned through the Life Companies’ separate accounts of the Trust, and through SunAmerica Dynamic Allocation Portfolio (“SDAP”) and SunAmerica Dynamic Strategy Portfolio (“SDSP”).1 As of [ ], 2017, the ownership of the Trust’s shares is as follows:

	AGLIC		USLIC		VALIC		SDAP		SDSP		Seasons Managed Allocation
SA Large Cap Index Portfolio (Class 1)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA Large Cap Index Portfolio (Class 3)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

[1]

Shares of the Trust are owned through the Life Companies’ separate accounts, through SDAP and SDSP of the Trust, and through the Seasons Managed Allocation Portfolios of the Seasons Series Trust for which SAAMCo serves as investment adviser and that are managed as “funds of funds.”

PRICE OF SHARES

Shares of the Trust are currently offered only to the Separate Accounts of the Life Companies. The Trust is open for business on any day the New York Stock Exchange (“NYSE”) is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The Portfolio calculates the net asset value (“NAV”) of each class of its shares separately by dividing the total value of its net assets of each class by the number of such class shares outstanding. The Board is responsible for the share valuation process and has adopted a policy and procedure (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee that is responsible for, among other things, making certain determinations in connection with the Portfolio’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other portfolios. A description of the pricing procedures that are generally used to value the securities held by the Portfolio are described below.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade as reported by a Board-approved pricing service. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies. Swaptions and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a Board-approved pricing service. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a Board-approved pricing service. Swap contracts traded over the counter will be valued at a mid-valuation provided by a Board-approved pricing service. Forward foreign currency exchange contracts are valued at the 4:00 p.m. Eastern Time forward rate. Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service. The pricing services may use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option-adjusted spreads models, prepayments projections, interest-rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating-rate loans are valued at the average of available bids in the market for such loans, as provided by a Board-approved loan pricing service.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, available from the broadest and most representative market, that may be either a securities exchange or OTC market.

Each business day, the Portfolio’s NAV is transmitted electronically to insurance companies that use the Portfolio as an underlying investment option for Variable Contracts.

EXECUTION OF PORTFOLIO TRANSACTIONS

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares are not considered a factor in the selection of a broker to effect transactions in Portfolio securities.

A factor in the selection of brokers is the receipt of research services – analyses and reports concerning issuers, industries, securities, economic factors and trends – and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser.

The Adviser may cause the Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser places the Trust’s portfolio transactions, the Adviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Adviser in connection with the Trust and could be useful and of value to the Adviser in serving other clients as well as the Trust. Research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.

In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Subject to the above considerations, the Adviser may use broker-dealer affiliates of the Adviser as a broker for the Portfolio. In order for such broker-dealer to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

Commission Recapture Program

Effective December 1, 2004, the Trust implemented a commission recapture program. The Board determined that a commission recapture program is in the best interest of the Portfolio and its shareholders. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of its commission to the Portfolio. The Portfolio may participate in a commission recapture program, provided the portfolio manager can obtain the best price and execution for trades. Thus the Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for the Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other portfolio. SAAMCo will continue to waive its fees or reimburse expenses for any portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SAAMCo will not receive any direct or indirect economic benefit from the commission recapture program.

The following table reflects the commission recapture activity for the fiscal year ended January 31, 2017.

Portfolio	2017
	Amount ($)		% of Net Assets

SA Large Cap Index Portfolio	$	[ ]	[	]%

Brokerage Commissions

The following tables set forth the brokerage commissions paid by the Portfolio and the amounts of the brokerage commissions paid to affiliated broker-dealers of the Portfolio for the last three fiscal years ended January 31.

2017 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS		AMOUNT PAID TO AFFILIATED BROKER- DEALERS		PERCENTAGE OF COMMISSIONS PAID TO AFFILIATED BROKER- DEALERS		PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS THROUGH AFFILIATED BROKER- DEALERS		GROSS DOLLAR VALUE OF PURCHASE/ SALES DIRECTED TO RESEARCH PROVIDERS		DOLLAR AMOUNT OF COMMISSIONS DIRECTED TO RESEARCH PROVIDERS

SA Large Cap Index	$	[ ]	$	[ ]	[	]%	[	]%	$	[ ]	$	[ ]

2016 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS	AMOUNT PAID TO AFFILIATED BROKER- DEALERS	PERCENTAGE OF COMMISSIONS PAID TO AFFILIATED BROKER- DEALERS	PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS THROUGH AFFILIATED BROKER- DEALERS	GROSS DOLLAR VALUE OF PURCHASE/ SALES DIRECTED TO RESEARCH PROVIDERS	DOLLAR AMOUNT OF COMMISSIONS DIRECTED TO RESEARCH PROVIDERS

SA Large Cap Index	$75,061	--	--	--	$931,966,003	$77,904

2015 BROKERAGE COMMISSIONS

PORTFOLIO	AGGREGATE BROKERAGE COMMISSIONS	AMOUNT PAID TO AFFILIATED BROKER- DEALERS	PERCENTAGE OF COMMISSIONS PAID TO AFFILIATED BROKER- DEALERS	PERCENTAGE OF AMOUNT OF TRANSACTIONS INVOLVING PAYMENT OF COMMISSIONS THROUGH AFFILIATED BROKER- DEALERS	GROSS DOLLAR VALUE OF PURCHASE/ SALES DIRECTED TO RESEARCH PROVIDERS	DOLLAR AMOUNT OF COMMISSIONS DIRECTED TO RESEARCH PROVIDERS

SA Large Cap Index	$99,376	--	--	--	$1,086,115,795	$99,376

The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The following table sets forth the Portfolio’s holdings of securities of the Trust’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of January 31, 2017.

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)

SA Large Cap Index Portfolio	[ ]	[ ]	[	]

The Adviser and its respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as the Portfolio. Such account may or may not be in competition with the Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; Portfolio decisions and results of the Portfolio’s investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good-faith equitable basis at the discretion of the account’s adviser. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolio.

If determined by the Adviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding the Portfolio’s proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

FINANCIAL STATEMENTS

The Trust’s audited financial statements with respect to the Portfolio for the fiscal year ended [January 31, 2017] are incorporated into this SAI by reference to its [2017] annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

GENERAL INFORMATION

Custodian

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the Trust’s custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties.

Transfer Agent

VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is the Trust’s transfer and dividend disbursing agent pursuant to the Master Transfer Agency and Service Agreement (“Service Agreement”). The Service Agreement provides for a combined annual payment of $150,000 by the Trust, Anchor Series Trust and Seasons Series Trust for transfer agency and related services. The transfer agency charge will be allocated based on the number of shareholders per each Trust.

Independent Registered Public Accounting Firm and Legal Counsel

[             ], is the Trust’s independent registered public accounting firm. [             ] performs an annual audit of the Trust’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, has been selected as legal counsel to the Trust.

Reports to Shareholders

Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolio, financial statements and other information.

Disclosure of Portfolio Holdings Policies and Procedures

The Board has adopted policies and procedures relating to disclosure of the Portfolio’s securities. These policies and procedures prohibit the release of information concerning portfolio holdings that have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolio’s shares and other parties that are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio and its participants) are met, the Trust does not provide or permit others to provide information about the Portfolio’s holdings on a selective basis.

The Trust makes the Portfolio’s portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust’s fiscal quarter. In addition, the Trust’s complete holdings information will be made available on the Trust’s website on a monthly basis. The Portfolio’s holdings at the end of each month will be posted approximately 30 days after the month end.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding the Portfolio’s holdings (including name and percentage of the Portfolio’s assets invested in each holding) and the percentage breakdown of the Portfolio’s investments by country, sector and industry, as applicable. This information, marketing communications (including printed advertising and sales literature) is generally made available at www.sunamerica.com or online through the internet websites of the life insurance companies offering the Portfolio as an investment option, and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about the Portfolio’s holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of the Adviser and the Trust. The Trust’s Chief Compliance Officer and/or the Adviser’s legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.

The Trust’s executive officers and the Adviser’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolio’s participants and the Portfolio’s affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolio’s operation or useful to the Portfolio’s participants without compromising the integrity or performance of the Portfolio.

Non-public holdings information may be provided to the Trust’s service providers on an as-needed basis in connection with the services provided to the Portfolio by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Portfolio’s holdings include the Adviser and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Portfolio. Portfolio holdings information may also be provided to the Board. The entities to which the Trust provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Portfolio are required to maintain the confidentiality of the information provided.

At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolio’s holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolio and its participants.

●

[            ]. [        ] is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolio’s financial statements. [    ] does not disclose to third parties information regarding the Portfolio’s holdings.

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Ernst & Young LLP (“E&Y”).   E&Y is provided with entire portfolio holdings information during the period in which the annual audits are performed on the Portfolio’s financial statements. E&Y does not disclose to third parties information regarding the Portfolio’s holdings.

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State Street Bank & Trust Company (“SSB&T”).   SSB&T, as custodian to the Portfolio, has daily access to the entire holdings of the Portfolio. SSB&T does not disclose or release information regarding the Portfolio’s holdings except as instructed by the Portfolio.

●

Broadridge Financial Solutions, Inc. (“Broadridge”).   The Performance Measurement Group discloses the entire portfolio holdings information for the Portfolio on a monthly basis, this information is disclosed approximately fifteen (15) days after the month end. Broadridge analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine the Portfolio’s asset class and category in order to place the Portfolio in the appropriate peer group. Broadridge does not disclose the entire portfolio holdings of the Portfolio, but does disclose the information listed above. This information is made available to Broadridge subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

●

Morningstar.   Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual portfolios may be accessed through its website at no charge. Information regarding the Portfolio is available only with a subscription. SSB&T forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar’s DataLab product, entire portfolio holdings information is available to subscribers approximately one week of Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

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“S&P”.   The Performance Measurement Group discloses the entire portfolio holdings information for the Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine the Portfolio’s asset class and category in order to place the Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of the Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

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Bloomberg.   The Performance Measurement Group discloses the entire portfolio holdings information for the Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.

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Thomson Financial.  The Performance Measurement Group discloses the entire portfolio holdings information for the Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thomson Financial’s various databases within a few days of its receipt.

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Financial Printers.   Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after the Portfolio’s fiscal quarter. Financial printers assist the Portfolio with the filing of its annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

●

Investment Company Institute (“ICI”).   Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolio on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose the Portfolio’s holding information publicly.

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Zeno Consulting Group (formerly, Plexus Group).   State Street provides purchase and sale information with respect to the Portfolio’s equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Zeno analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolio and Zeno does not disclose publicly the information they receive or the reports they prepare. SAAMCo’s contract with Zeno includes a confidentiality clause.

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Manhattan Creative Partners (d/b/a Diligent).   Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent services the website of the SunAmerica Mutual Funds. Diligent also hosts the Board’s online meeting materials.

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Institutional Shareholder Services (“ISS”).   ISS downloads weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used solely for the purposes of voting proxies on behalf of the Portfolio and is not publicly disclosed. SAAMCo’s contract with ISS includes confidentiality disclosure.

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SunAmerica Retirement Markets, Inc. (“SARM”).   SARM, as the primary marketer of variable annuities or variable life insurance products (the “Variable Products”) that offer the Trust, requires access to the non-public portfolio holdings information of the Portfolio in order to facilitate its management and marketing of the Variable Products as well as to facilitate the monitoring, review and analysis of the Trust by certain SARM employees who are supervised by SAAMCo. SARM is continuously provided with the entire portfolio holdings for the Portfolio on a daily basis.

Proxy Voting Policies and Procedures

Proxy Voting Responsibility.   The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities (the “Policies”). The Policies were drafted according to recommendations by SAAMCo and an independent proxy voting agent. The Policies enable the Trust to vote proxies in a manner consistent with the best interests of the Trust and the Trust’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Trust proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person with respect to SAAMCo who oversees advisers or their designees.

The Proxy Voting Committee has engaged an independent voting agent to assist in issue analysis, vote recommendations for proxy proposals, and to assist the Trust with certain responsibilities including recordkeeping of proxy votes.

The Trust is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust generally will abstain on “social issue proposals” as described herein.

In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the Portfolio. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.

Case-By-Case Voting Matters.   The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Trust’s shareholders.

Examples of the Trust’s Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust’s voting positions on specific matters:

•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote against authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock);

•	Vote on a case-by-case basis regarding merger and acquisition matters;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios;*

•	Not vote proxies for securities that are out on loan;** and

•	Vote on a case-by-case basis on equity compensation plans.

* Only applicable to index and passively managed funds in the SunAmerica fund complex. The boards of the applicable portfolios have determined that the costs of voting proxies for index and passively managed portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the portfolios retain a particular security. That is, the portfolios will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index portfolio, the portfolio will make a determination to retain or sell a security based on whether the index retains or deletes the security.

** The boards of the SunAmerica funds that have approved the lending of portfolio securities have determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefit that may be achieved by the voting of such proxies. The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where the investment adviser and/or subadviser to a portfolio determines that a proxy vote is materially important to the portfolio’s interest and where it is feasible to recall the security on a timely basis, the investment adviser will use its reasonable efforts to recall the security.

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the Policies or recommendations of the independent proxy voting agent.

However, if a situation arises where a vote presents a conflict between the interests of the Trust’s shareholders and the interest of SAAMCo, the Trust’s principal underwriter, or one of SAAMCo’s or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Trustee who is not an “interested person,” as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Trust votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records.   The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as for ensuring the maintenance of records for each proxy vote cast on behalf of the Trust. The proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Trust. The proxy voting record for the most recent twelve-month period ended June 30 can be obtained, without charge, by calling (800) 445-7862 and is also available on the SEC’s website at http://www.sec.gov.

Board Reporting.   The Portfolio’s Chief Compliance Officer will provide a summary report at each quarterly meeting of the Boards which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

Registration Statement

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectus and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

APPENDIX

DESCRIPTION OF CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY’S INVESTORS SERVICE, INC.’S (“MOODY’S”) GLOBAL RATING SCALES

Description of Moody’s Long-Term Obligation Ratings

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Short-Term Obligation Ratings

Moody’s short-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P GLOBAL (RATINGS) (“S&P”) CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise S&P imputes; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

DESCRIPTION OF FITCH RATINGS (“FITCH”) INTERNATIONAL ISSUER AND CREDIT RATING SCALES

Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms. In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Exceptionally high levels of credit risk.

Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a)	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b)	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c)	Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: a. the selective payment default on a specific class or currency of debt; b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ord. execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Notes

The modifiers + or – may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Short-Term Ratings Assigned to Issuers and Obligations

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Limitations

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

INDEX INFORMATION

About the S&P 500® Index.   The S&P 500® Index is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500® Index is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor’s may change the index’s composition from time to time.

The performance of the S&P 500® Index is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which a fund bears.

Although Standard & Poor’s obtains information for inclusion in or for use in the calculation of the S&P 500® Index from sources which it considers reliable, Standard & Poor’s does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by the licensee, owners of a fund, or any other person or entity from the use of the S&P 500® Index or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor’s makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500® Index and any data included therein.

PART C

OTHER INFORMATION

    Item 28. Exhibits.

(a)		Amended and Restated Declaration of Trust dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(b)		Amended and Restated By-Laws dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(c)		Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)	(i)	Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SAAMCo”) dated January 1, 1999, as amended. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

	(ii)	Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iii)	Amendment to the Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(v)	Amendment No. 3 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated October 3, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(vi)	Amendment No. 4 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

	(vii)	Amendment No. 5 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 29, 2012.

	(viii)	Amendment No. 6 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(ix)	Amendment No. 7 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(x)	Subadvisory Agreement between SAAMCo and BlackRock Investment Management, LLC dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(xi)	Subadvisory Agreement between SAAMCo and Brandywine Global Investment Management, LLC dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(xii)	Subadvisory Agreement between SAAMCo and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investment, LLC) dated May 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(xiii)	Subadvisory Agreement between SAAMCo and Dimensional Fund Advisors LP dated May 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(xiv)	Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(xv)	Amendment to Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xvi)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(xvii)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Federated Investment Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xviii)	Subadvisory Agreement between SAAMCo and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xix)	Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xx)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(xxi)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xxii)	Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xxiii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(xxiv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xxv)	Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(xxvi)	Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxvii)	Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(xxviii)	Amendment to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(xxix)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(xxx)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xxxi)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(xxxii)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxxiii)	Amendment No. 6 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(xxxiv)	Subadvisory Agreement between SAAMCo and Janus Capital Management, LLC dated June 30, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

(xxxv)	Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated December 14, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xxxvi)	Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to Registrant’s Form N-14 filed on August 21, 2003.

(xxxvii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(xxxviii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xxxix)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

(xl)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xli)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(xlii)	Amendment No. 6 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2015.

(xliii)	Subadvisory Agreement between SAAMCo and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(xliv)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

(xlv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(xlvi)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(xlvii)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(xlviii)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(xlix)	Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(l)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(li)	Subadvisory Agreement between SAAMCo and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(lii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(liii)	Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2010.

(liv)	Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated December 6, 2014. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(lv)	Subadvisory Agreement between SAAMCo and Schroder Investment Management North America, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(lvi)	Sub-subadvisory Agreement between Schroder Investment Management North America, Inc. and Schroder Investment Management North America Ltd. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(lvii)	Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(lviii)	Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(lix)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(lx)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(lxi)	Subadvisory Agreement between SAAMCo and The Boston Company Asset Management, LLC dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(lxii)	Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(lxiii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(lxiv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2010.

	(lxv)	Master-Feeder Addendum to Investment Advisory and Management Agreement dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(lxvi)	Advisory Fee Waiver Agreement dated October 15, 2012—Feeders. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(lxvii)	Amended and Restated Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(lxviii)	Advisory Fee Waiver Agreement for the Capital Growth Portfolio dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(lxix)	Amended and Restated Advisory Fee Waiver Agreement for the Equity Index Portfolio dated December 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(lxx)	Advisory Fee Waiver Agreement for the SA JPMorgan MFS Core Bond Portfolio dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(lxxi)	Fee Waiver Agreement for the SA Legg Mason BW Large Cap Value Portfolio dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(e)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to Registrant’s Form N-14 filed August 21, 2003.

(f)		Inapplicable.

(g)	(i)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(ii)	Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(h)	(i)	Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(ii)	Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 5, 2001.

	(iii)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on May 7, 1997.

	(iv)	Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

	(v)	Form of Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

	(vi)	Form of Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

	(vii)	Fund Participation Agreement with AIG SunAmerica Life Assurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(viii)	Amendment No. 1 to the Participation Agreement with SunAmerica Life Assurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October.2, 2012.

	(ix)	Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company (Master Feeder) . Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

	(x)	Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

	(xi)	Amendment No. 1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

	(xii)	Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

(xiii)	Participation Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

(xiv)	Fund Participation Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

(xv)	Form of Participation Agreement between The Variable Annuity Life Insurance Company and SunAmerica Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2015.

(xvi)	Form of Participation Agreement between The Variable Annuity Life Insurance Company, SunAmerica Series Trust, American Funds Insurance Series and Capital Research and Management Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2015.

(xvii)	Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 8, 2011.

(xviii)	Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

(xix)	Amendment No. 2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

(xx)	Amendment No. 3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxi)	Amendment No. 4 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxii)	Amendment No. 5 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(xxiii)	Form of Amendment No. 6 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xxiv)	Amendment No. 7 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust.*

(xxv)	Shareholder Services Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 8, 2011.

(xxvi)	Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

(xxvii)	Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

(xxviii)	Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxix)	Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(xxx)	Amendment No. 5 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(xxxi)

Form of Amendment No. 6 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xxxii)	Amendment No. 7 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust.*

(xxxiii)	Form of Shareholder Services Agreement between The Variable Annuity Life Insurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xxxiv)

Amendment No. 1 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xxxv)	Amendment No. 2 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and SunAmerica Series Trust.*

(xxxvi)	Indemnification Agreement between Registrant and Garrett F. Bouton. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(xxxvii)	Indemnification Agreement between Registrant and Carl D. Covitz. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(xxxviii)	Indemnification Agreement between Registrant and Jane Jelenko. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2007.

(xxxix)	Indemnification Agreement between Registrant and Allan L. Sher. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(xl)	Indemnification Agreement between Registrant and Gilbert T. Ray. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(xli)	Indemnification Agreement between Registrant and Bruce G. Willison. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(xlii)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA BlackRock VCP Global Multi Asset Portfolio, and SAAMCo dated May 11, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

(xliii)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Fixed Income Index Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xliv)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Index Allocation 60/40 Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xlv)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Index Allocation 80/20 Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xlvi)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Index Allocation 90/10 Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xlvii)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA International Index Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xlviii)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Mid Cap Index Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(xlix)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Schroders VCP Global Allocation Portfolio, and SAAMCo dated May 11, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

(l)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA Small Cap Index Portfolio, and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(li)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SA T. Rowe Price VCP Balanced Portfolio, and SAAMCo dated May 11, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

(lii)	Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Allocation Portfolio, and SAAMCo dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

(liii)	Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 29, 2012.

	(liv)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(lv)	Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the Protected Asset Allocation SAST Portfolio, and SAAMCo dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(lvi)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Managed Asset Allocation SAST Portfolio, and SAAMCo dated May 25, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

	(lvii)	Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(lviii)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated May 25, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

	(lix)	Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(lx)	Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated May 25, 2016. Incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on November 18, 2016.

	(lxi)	Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(i)	(i)	Opinion and Consent of Counsel Bingham McCutchen. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2010.

	(ii)	Opinion and Consent of Counsel Bingham McCutchen – Foreign Value & Small & Mid Cap Value Portfolios (Class 1 Shares). Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

	(iii)	Opinion and Consent of Counsel Bingham McCutchen – SunAmerica Dynamic Allocation Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

	(iv)	Opinion and Consent of Counsel Bingham McCutchen – SunAmerica Dynamic Strategy Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 29, 2012.

	(v)	Opinion and Consent of Counsel Bingham McCutchen – Protected Asset Allocation SAST Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 2, 2012.

	(vi)	Opinion and Consent of Counsel Bingham McCutchen – VCP Total Return Balanced and VCP Value Portfolios. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(vii)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP – SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 13, 2016.

	(viii)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP – American Funds® Asset Allocation SAST Portfolio, American Funds® Global Growth SAST Portfolio, American Funds® Growth SAST Portfolio, American Funds® Growth-Income SAST Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCPSM Managed Asset Allocation SAST Portfolio, VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio (Class 1 Shares). Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(ix)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP – SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on May 11, 2016.

	(x)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP - SA Fixed Income Index Portfolio, SA International Index Portfolio, SA Mid Cap Index Portfolio, SA Small Cap Index Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio and SA Index Allocation 90/10 Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

	(xi)	Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP.*

(j)		Consent of Willkie Farr & Gallagher.*

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(i)	Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares). Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

	(ii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares) dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(iii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares).*

(n)		Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

(o)		Reserved.

(p)	(i)	Code of Ethics of SunAmerica Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

	(ii)	Code of Ethics of AllianceBernstein, LP. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(iii)	Code of Ethics of BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 13, 2016.

	(iv)	Code of Ethics of Brandywine Global Investment Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(v)	Code of Ethics of Columbia Management Investment Advisers, LLC. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

	(vi)	Code of Ethics of Dimensional Fund Advisors, LP. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(vii)	Code of Ethics of Federated Investors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2010.

	(viii)	Code of Ethics of FIAM LLC (formerly, Pyramis Global Investors, LLC). Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(ix)	Code of Ethics of Franklin-Templeton Investments. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(x)	Code of Ethics of Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(xi)	Code of Ethics of Invesco Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

	(xii)	Code of Ethics of J.P. Morgan Investment Management Inc. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(xiii)	Code of Ethics of Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

	(xiv)	Code of Ethics of Massachusetts Financial Services Company. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(xv)	Code of Ethics of Morgan Stanley Investment Management. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(xvi)	Code of Ethics of OppenheimerFunds, Inc. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

	(xvii)	Code of Ethics of Pacific Investment Management Company. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2010.

	(xviii)	Code of Ethics of PineBridge Investments, LLC. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

	(xix)	Code of Ethics of Putnam Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2012.

	(xx)	Code of Ethics of Schroder Investment Management North America, Inc. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 13, 2016.

	(xxi)	Code of Ethics of T. Rowe Price Associates, Inc. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 13, 2016.

	(xxii)	Code of Ethics of The Boston Company Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

	(xxiii)	Code of Ethics of Well Capital Management Incorporated. Incorporated herein by reference to Post- Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(xxiv)	Code of Ethics of American Funds. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

	(xxv)	Code of Ethics of The Capital Group Companies, Inc. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(q)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

*	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by separate accounts of American General Life Insurance Company, The United States Life Insurance Company in the City of New York and The Variable Annuity Life Insurance Company.

Item 30. Indemnification.

Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business and Other Connections of the Investment Adviser.

SunAmerica Asset Management, LLC (“SAAMCo”), the investment adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the SEC (File No. 801-19813) for information with respect to the directors and officers of SAAMCo and other required information. Any other business, profession, vocation or employment of a substantial nature in which each director or officer of SAAMCo is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name	Position with SAAMCo	Principal Business(es) During Last Two Fiscal Years
Peter A. Harbeck	Chief Executive Officer, President & Officer	Director, AIG Capital Services, Inc.; Director, SunAmerica Fund Services, Inc.; Chairman, Advisor Group, Inc.

John T. Genoy	Director, Senior Vice-President, Chief Financial & Chief Operations Officer	Vice President, AIG Capital Services, Inc.; Vice President, Chief Financial Officer & Controller, SunAmerica Fund Services, Inc.

Gregory N. Bressler	Senior Vice-President, General Counsel, Chief Legal Officer & Assistant Secretary	None.

Matthew J. Hackethal	Chief Compliance Officer	None.

Christine Nixon	Director & Secretary	Senior Vice President, General Counsel & Secretary, SAFG Retirement Services, Inc.; Director & Secretary, Advisor Group, Inc.; Senior Vice President & Secretary, American General Life Insurance Company; Senior Vice President, General Counsel & Secretary, The United States Life Insurance Company in the City of New York.

Kara M. Murphy	Senior Vice-President & Chief Investment Officer	None.

AllianceBernstein L.P., BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, Columbia Management Investment Advisers, LLC, Dimensional Fund Advisors LP, Federated Investment Management Company, FIAM LLC, Franklin Advisory Services, LLC, Goldman Sachs Asset Management International, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Janus Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., OppenheimerFunds, Inc., Pacific Investment Management Company LLC, PineBridge Investments LLC, Putnam Investment Management, LLC, Schroder Investment Management North America, Inc., T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, The Boston Company Asset Management, LLC and Wells Capital Management Incorporated as the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for information with respect to the directors and officers of the above referenced Subadvisers.

File No.
SunAmerica Asset Management, LLC	801-19813
AllianceBernstein L.P.	801-56720
BlackRock Investment Management, LLC	801-56972
Brandywine Global Investment Management, LLC	801-27797
Columbia Management Investment Advisers, LLC	801-25943
Dimensional Fund Advisors LP	801-16283
Federated Investment Management Company	801-34612
FIAM LLC	801-63658
Franklin Advisory Services, LLC	801-51967
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-33949
J.P. Morgan Investment Management Inc.	801-21011
Janus Capital Management, LLC	801-13991
Massachusetts Financial Services Company	801-17352
Morgan Stanley Investment Management Inc.	801-15757
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PineBridge Investments LLC	801-18759
Putnam Investment Management, LLC	801-7974
Schroder Investment Management North America, Inc.	801-15834
T. Rowe Price Associates, Inc.	801-856
Templeton Investment Counsel, LLC	801-15125
The Boston Company Asset Management, LLC	801-6829
Wells Capital Management Incorporated	801-21122

Item 32. Principal Underwriters.

AIG Capital Services, Inc. serves as Principal Underwriter for the Trust.

Item 33. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

SunAmerica Asset Management, LLC is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 and at America Tower, 2929 Allen Parkway, Houston 77019.

AllianceBernstein L.P. is located at 1345 Avenue of the Americas, New York, New York 10105.

BlackRock Investment Management, LLC is located at 1 University Square Drive, Princeton, NJ 08540-6455.

Brandywine Global Investment Management, LLC is located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104.

Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, Massachusetts 02110.

Dimensional Fund Advisors LP is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

Federated Investment Management Company is located at 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

FIAM LLC is located at 900 Salem Street, Smithfield, Rhode Island 02917.

Franklin Advisory Services, LLC is located at 55 Challenger Road, Ridgefield Park, New Jersey 07660.

Goldman Sachs Asset Management International is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England.

Invesco Advisers, Inc. is located at 1555 Peachtree Street, N.E., Atlanta, GA 30309.

J.P. Morgan Investment Management Inc. is located at 270 Park Avenue, New York, New York 10017.

Janus Capital Management, LLC is located at 151 Detroit Street, Denver, Colorado 80206.

Massachusetts Financial Services Company is located at 111 Huntington Avenue, Boston, Massachusetts 02199.

Morgan Stanley Investment Management Inc. is located at 522 Fifth Avenue, New York, New York 10036.

OppenheimerFunds, Inc. is located at 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Pacific Investment Management Company LLC is located at 650 Newport Center Drive, Newport Beach, CA 92660.

PineBridge Investments LLC is located at 399 Park Avenue, New York, New York 10022.

Putnam Investment Management, LLC is located at One Post Office Square, Boston, Massachusetts 02109.

Schroder Investment Management North America, Inc. is located at 875 Third Avenue, New York, NY 10022.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Templeton Investment Counsel, LLC is located at 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

The Boston Company Asset Management, LLC is located at One Boston Place, Boston, Massachusetts 02108.

Wells Capital Management Incorporated is located at 525 Market Street, San Francisco, California 94105.

Each of SAAMCo and the Subadvisers maintain the book, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 34. Management Services.

Inapplicable.

Item 35. Undertakings.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 91 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 10th day of February 2017.

SUNAMERICA SERIES TRUST (Registrant)

BY:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	February 10, 2017

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	February 10, 2017

* -----------------------------------------------------------	Trustee
Garrett F. Bouton		February 10, 2017

* ------------------------------------------------------------	Trustee
Carl D. Covitz		February 10, 2017

* ------------------------------------------------------------	Trustee
Peter A. Harbeck		February 10, 2017

* ------------------------------------------------------------	Trustee
Jane Jelenko		February 10, 2017

* ------------------------------------------------------------	Trustee
Allan L. Sher		February 10, 2017

* ------------------------------------------------------------	Trustee
Gilbert T. Ray		February 10, 2017

* ------------------------------------------------------------	Trustee
Bruce G. Willison		February 10, 2017

* By: /s/ Christopher J. Tafone Christopher J. Tafone Attorney-in-Fact		February 10, 2017

* Pursuant to a Power of Attorney previously filed.